ORGANIZATION (Details)	12 Months Ended
Dec. 31, 2011 property project
ORGANIZATION
Number of residential condominium projects	1
Common equity ownership in GGP Limited Partnership (as a percent)	99.00%
Ownership in GGP Limited held by limited partners (as a percent)	1.00%
Service performed for number of properties by GGMI	19